PRINCIPAL ACCOUNTING POLICIES - Schedule of estimated useful lives (Details)	12 Months Ended
Dec. 31, 2019
Leasehold improvement
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture
Property, Plant and Equipment, Estimated Useful Lives	3 years
Software
Property, Plant and Equipment, Estimated Useful Lives	3 years
Vehicles
Property, Plant and Equipment, Estimated Useful Lives	3 years